INCOME TAXES - Components of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Deferred tax assets:
Inventory valuations	$ 21	$ 31
Accruals	178	295
Deferred revenue	7	16
Domestic tax loss and credit carryforwards	86	60
International tax loss and credit carryforwards	33	35
Share-based compensation	26	31
Capital loss carryforwards	101	133
Long-term debt	0	13
Pension and other post-employment benefits	188	509
Unrealized loss on interest rate hedges	7	10
Unrecognized tax benefits	4	7
Other, deferred tax asset	13
Other, deferred tax liability		(5)
Total deferred tax assets	664	1,135
Less: valuation allowance	(181)	(183)
Total deferred tax assets, net of valuation allowance	483	952
Deferred tax liabilities:
Property, plant and equipment	(65)	(51)
Unbilled receivables	(86)	(5)
Acquired intangibles	(268)	(459)
Unremitted earnings of foreign subsidiaries	(24)	(47)
Total deferred tax liabilities	(443)	(562)
Total deferred tax assets, net of valuation allowance	$ 40	$ 390